Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Commitments Tables [Abstract]
Operating Leases Of Lessee Disclosure Text Block
December 31,		Future Commitments for Operating Leases
		(in millions)
2012	.	$57
2013	.	57
2014	.	55
2015	.	54
2016	.	54
Thereafter		730
Total		$1,007

Capital Lease Commitments
December 31,		Future Minimum Lease Payments
		(in millions)
2012	.	$14
2013	.	11
2014	.	10
2015	.	9
2016	.	9
Thereafter		125
Total		$178
Less: Imputed interest		106
Present value of total minimum lease payments		$72

Electricity Purchase Contract Commitment
December 31,		Future Commitments for Electricity Purchase Contracts
		(in millions)
2012	.	$2,800
2013	.	2,412
2014	.	2,034
2015	.	1,995
2016	.	1,979
Thereafter		23,887
Total		$35,107

Fuel Contract Commitments
December 31,		Future Commitments for Fuel Contracts
		(in millions)
2012	.	$1,980
2013	.	1,187
2014	.	790
2015	.	663
2016	.	661
Thereafter		4,875
Total		$10,156

Other Purchase Contract Commitment
December 31,		Future Commitments for Other Purchase Contracts
		(in millions)
2012	.	$1,831
2013	.	1,454
2014	.	1,209
2015	.	968
2016	.	883
Thereafter		9,496
Total		$15,841